Consolidated Statements of Income and Comprehensive Income (Parenthetical) - shares	Sep. 04, 2025	Oct. 02, 2024	Feb. 15, 2024
Income Statement [Abstract]
Shares issued	2,000,000		1
Stockholders' equity note, stock split		1:200
Share surrender		5,000,000